Financial Assets and Financial Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, contractual cash outflows	¥ 3,618,028	¥ 2,151,549
Related party trade payables, contractual cash outflows	5,189,472	3,288,093
Interest-bearing loans and borrowings, contractual cash outflows	5,240,522	2,552,446
Other financial liabilities, contractual cash outflows	2,396,911	1,068,240
Total, contractual cash outflows	16,444,933	9,060,328
Trade and other payables	3,618,028	2,151,549
Related party trade payables	5,189,472	3,288,093
Interest-bearing loans and borrowings	5,201,412	2,530,421
Other financial liabilities	2,255,229	984,098
Total financial liabilities	16,264,141	8,954,161
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, contractual cash outflows	3,618,028	2,151,549
Related party trade payables, contractual cash outflows	5,189,472	3,288,093
Interest-bearing loans and borrowings, contractual cash outflows	2,294,990	1,105,650
Other financial liabilities, contractual cash outflows	1,017,582	342,524
Total, contractual cash outflows	12,120,072	6,887,816
Over 1 year and less than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings, contractual cash outflows	2,945,532	1,446,796
Other financial liabilities, contractual cash outflows	14,868	5,960
Total, contractual cash outflows	2,960,400	1,452,756
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other financial liabilities, contractual cash outflows	1,364,461	719,756
Total, contractual cash outflows	¥ 1,364,461	¥ 719,756